Net (loss) / income per share attributable to the Company - Schedule of Basic and Diluted Net Loss (Parenthetical) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) shares
Numerator
Fair Value gain on the warrant liabilities | $	$ 39,348
Denominator
Warrants Diluted | shares	4,314,601